SCHEDULE OF RESTATED CONSOLIDATED BALANCE SHEET (Details) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Accounting Changes and Error Corrections [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	1,000,000	10,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
Common stock, par value	$ 0.0001	$ 0.001		$ 0.001
Common stock, shares authorized	50,000,000			50,000,000
Common stock shares issued	16,223,301	10,000		10,000
Common stock, shares outstanding	16,223,301	10,000		10,000